Consolidated statement of cash flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 4,095,716	$ 6,173,683	$ 4,252,412	$ 2,374,346
Payments to suppliers and employees (inclusive of consumption tax)	(22,516,447)	(37,928,213)	(10,841,804)	(6,534,369)
Interest received	18,242	8,314	26,120	484
Payment of borrowing costs	(898,461)	(1,465,946)	(169,675)	(155,544)
Government grants received	434,379	3,982,807	645,747	565,826
Net cash outflow from operating activities	(18,866,571)	(29,229,355)	(6,087,200)	(3,749,257)
Cash flows from investing activities
Payments for exploration assets	(18,534)	(74,041)	(88,149)	(97,992)
Payment of escrow funds	(934,628)	(14,520,001)
Proceeds from release of escrow funds	1,887,579	4,429,445
Payments for investments		(12,767,817)
Payments for intangibles		(27,686)
Payments for security deposits		(161,812)	(100,000)	(10,972)
Refunds of security deposit		10,000
Payments for property, plant and equipment	(24,497,314)	(83,688,360)	(19,489,363)	(3,578,959)
Net cash outflow from investing activities	(23,562,897)	(106,800,272)	(19,677,512)	(3,687,923)
Cash flows from financing activities
Proceeds on issue of shares	12,061	150,967,705	106,843,050	31,664,061
Payment of share issue expenses	(8,024)	(137,982)	(5,891,148)	(825,737)
Payment of withholding tax - Performance rights	(131,506)	(2,501,992)
Proceeds from borrowings		33,241,890	3,023,995	4,426,384
Principal elements of lease repayments	(166,741)	(308,405)	(141,844)	(95,159)
Repayment of borrowings	(483,620)	(573,445)	(64,464)	(4,689,606)
Net cash (outflow) inflow from financing activities	(777,830)	180,687,771	103,769,589	30,479,943
Net (decrease) increase in cash and cash equivalents	(43,207,298)	44,658,144	78,004,877	23,042,763
Effects of foreign currency	(490,892)	(4,522,034)	(2,093,901)	(608,135)
Cash and cash equivalents at the beginning of the year	142,737,362	102,601,252	26,690,276	4,255,648
Cash and cash equivalents at the end of the year	$ 99,039,172	$ 142,737,362	$ 102,601,252	$ 26,690,276